Investments in Group Enterprises	12 Months Ended
Dec. 31, 2020
Investments In Group Enterprises [Abstract]
Investments in Group Enterprises
Note 22—Investments in Group Enterprises
Ascendis Pharma A/S’s (parent company) investments in Group enterprises comprise:

Subsidiaries	Domicile	Ownership
Ascendis Pharma GmbH	Germany	100%
Ascendis Pharma, Inc.	USA	100%
Ascendis Pharma Endocrinology, Inc.	USA	100%
Ascendis Pharma Ophthalmology Division A/S	Denmark	100%
Ascendis Pharma Endocrinology Division A/S	Denmark	100%
Ascendis Pharma Bone Diseases A/S	Denmark	100%
Ascendis Pharma Growth Disorders A/S	Denmark	100%
Ascendis Pharma Oncology Division A/S	Denmark	100%

Associate	Domicile	Ownership
VISEN Pharmaceuticals	Cayman Island	50%